Prepaid Expenses - Additional Information (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Prepaid Expenses And Other Assets Details [Line Items]
Prepaid expenses	$ 61,655	$ 61,097
Directors and Officers [Member] | Clinical Trial Insurance [Member]
Disclosure Prepaid Expenses And Other Assets Details [Line Items]
Prepaid expenses	42,000	41,000
Directors and Officers [Member] | Market Exchange Fees [Member]
Disclosure Prepaid Expenses And Other Assets Details [Line Items]
Prepaid expenses	$ 20,000	$ 20,000